Financial and capital management - Maturity Analysis for Recognized Financial Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Duration of maturity of financial liabilities	5 years
Loan secured by receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 1,600	$ 1,112	$ 1,588	$ 1,200
Trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	36,862		34,527
Trade receivables | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	4,591		4,857
Trade receivables | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,203		207
Trade receivables | Loan secured by receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,600		$ 1,588
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	18,206
Net receipts on cross currency interest rate swaps and interest rate swaps	(1,566)
Total	58,227
Liquidity risk | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,491
Net receipts on cross currency interest rate swaps and interest rate swaps	(64)
Total	9,257
Liquidity risk | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,255
Net receipts on cross currency interest rate swaps and interest rate swaps	(61)
Total	4,173
Liquidity risk | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,213
Net receipts on cross currency interest rate swaps and interest rate swaps	(40)
Total	3,437
Liquidity risk | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,155
Net receipts on cross currency interest rate swaps and interest rate swaps	(40)
Total	3,646
Liquidity risk | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,055
Net receipts on cross currency interest rate swaps and interest rate swaps	(39)
Total	2,838
Liquidity risk | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	12,037
Net receipts on cross currency interest rate swaps and interest rate swaps	(1,322)
Total	34,876
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	32,271
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	2,769
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	1,988
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	1,771
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	2,139
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	1,490
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	22,114
Liquidity risk | Trade receivables | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	5,513
Interest expense on debt instruments issued	922
Liquidity risk | Trade receivables | Lease liabilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,258
Liquidity risk | Trade receivables | Lease liabilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	991
Liquidity risk | Trade receivables | Lease liabilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	493
Liquidity risk | Trade receivables | Lease liabilities | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	392
Liquidity risk | Trade receivables | Lease liabilities | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	332
Liquidity risk | Trade receivables | Lease liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,047
Liquidity risk | Trade receivables | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,203
Liquidity risk | Trade receivables | Notes payable | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,203
Liquidity risk | Trade receivables | Notes payable | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,600
Liquidity risk | Trade receivables | Loan secured by receivables | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,600
Liquidity risk | Trade receivables | Loan secured by receivables | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 0